Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (34,169)	$ (29,022)	$ (23,865)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,458	1,622	1,822
Remeasurement of warrants			(201)
Non-cash financial expenses, net	213	697	1,727
Loss on extinguishment of debt	512
Share-based compensation expenses	4,854	2,824	3,391
Changes in assets and liabilities:
Pre-launch inventories	(1,106)
Prepaid expenses and other assets	(225)	(315)	641
Operating lease right-of-use assets	907	824	593
Operating lease liabilities	(675)	(723)	(494)
Trade payables	180	1,637	(369)
Accrued expenses and other liabilities	172	493	(481)
Net cash used in operating activities	(27,879)	(21,963)	(17,236)
Cash flows from investing activities:
Investment in bank deposits	(26,216)	(21,353)	(18,600)
Proceeds from bank deposits	19,722	21,099	22,600
Purchase of property and equipment	(210)	(76)	(196)
Net cash provided (used in) by investing activities	(6,704)	(330)	3,804
Cash flows from financing activities:
Proceeds from exercise of options	1		9
Proceeds from issuance of ordinary shares, warrants, pre-funded warrants and abeyance shares, net	32,603	35,863	12,710
Payment due to long-term debt	(6,376)	(3,322)	(2,618)
Payment of fees due to debt	(859)	(125)	(125)
Net cash provided by financing activities	25,369	32,416	9,976
Increase (decrease) in cash, cash equivalents and restricted deposits	(9,214)	10,123	(3,456)
Cash, cash equivalents and restricted deposits at the beginning of the year	15,809	5,686	9,142
Cash, cash equivalents and restricted deposits at the end of the year	6,595	15,809	5,686
Supplemental disclosures of cash flows:
Interest paid	557	950	1,038
Cash paid during the year for income taxes	5	3	18
Supplemental disclosures of cash flow information:
Cash and cash equivalents	6,402	15,641	5,309
Restricted deposits	193	168	300
Restricted deposits included in other long-term assets			77
Cash, cash equivalents and restricted deposits at the end of the year	6,595	15,809	5,686
Supplemental disclosures of non-cash investing and financing information:
Property and equipment acquired by credit	267
Right-of-use asset recognized with corresponding lease liability	287	1,522	241
Credit line derivative		100	127
Modification of warrants			31
Warrants issued as part of credit line		$ 115